ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2017, which was filed with the Securities and Exchange Commission on March 19, 2018, with the exception of certain changes noted below.

Adoption of ASC 606 Revenue from Contracts with Customers
Effective from January 1, 2018, we adopted the new accounting standard ASC 606 Revenue from Contracts with Customers using the modified retrospective method. We recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

For vessels operating on spot charterers that qualify for accounting under the new guidance, voyage revenues are recognized ratably over the estimated length of each voyage, calculated on a load-to-discharge basis. The Company considers the transport of cargo to be a single performance obligation in a spot charter contract, this performance obligation is satisfied as the service is performed. Voyage charter parties generally include a "demurrage" clause. Under this clause, the charterer reimburses the Company for any potential delays caused by a failure to load or discharge the vessel within the time agreed under the contract. Estimates and judgments are therefore required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates.

Certain voyage expenses, primarily bunker fuel expenses, are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfillment costs under ASC 340 Deferred Costs and Other Assets. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period.

Time charters and any other contracts which are considered to be leases continue to be accounted as operating leases in accordance with ASC 840 Leases and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition on the lease component from such contracts.

Other income primarily comprises income earned from the commercial management of related party and third party vessels and newbuilding supervision fees derived from related parties and third parties. Other income is recognized on an accruals basis as the services are provided and performance obligations are met and as such there has been no change in the pattern of revenue recognition under ASC 606.

Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. Voyage revenues typically become billable and due for payment on completion of the voyage and discharge of the cargo, at which point the receivable is recognized as "Trade accounts receivable, net".

ASC 606 has been applied to those contracts that were not completed at the date of initial application. The cumulative effect of the adjustments made to our condensed consolidated statement of financial position at January 1, 2018 from the adoption of ASC 606 Revenue from Contracts with Customers was as follows:

Condensed Consolidated Statement of Financial Position

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	38,254	(20,303)	17,951
Other current assets	13	3,071	3,084
Liabilities
Accrued expenses	38,809	(601)	38,208
Equity
Accumulated deficit	(272,503)	(16,631)	(289,134)

The impact of the adoption of ASC 606 Revenues from Contracts with Customers on our condensed consolidated statement of financial position, condensed consolidated income statement and condensed consolidated statement of cash flow for the six month period ending June 30, 2018 were as follows:

Condensed Consolidated Statement of Financial Position

	Balance at June 30, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	39,355	(18,721)	58,076
Other current assets	4,730	4,428	302
Liabilities
Accrued expenses	31,567	(562)	32,129
Equity
Accumulated deficit	(322,739)	(13,731)	(309,008)

Condensed Consolidated Income Statement

	For the period ended June 30, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Voyage charter revenues	308,710	1,582	307,128
Voyage expenses and commissions	(183,500)	1,318	(184,818)
Net (loss) income	(36,225)	2,900	(39,125)

Basic and diluted loss per share attributable to the Company	(0.21)	0.02	(0.23)

Condensed Consolidated Statement of Cash Flows

	For the period ended June 30, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Net (loss)	(36,225)	2,900	(39,125)
Change in operating assets and liabilities	(2,438)	(2,900)	462
Net cash provided by operating activities	13,245	—	13,245

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $7.1 million of contract assets were capitalized during the six months ended June 30, 2018 as "Other current assets", of which $2.7 million was amortized up to June 30, 2018, leaving a remaining balance of $4.5 million. $3.1 million of contract assets were amortized in the six months ended June 30, 2018 in relation to voyages in progress at the end of December 31, 2017. No impairment losses were recognized in the period.

In accordance with ASC 606, the Company has applied the practical expedient not to disclose the remaining performance obligations of a contract given that the original expected contract duration is less than one year.

In accordance with ASC 606, the Company has applied the available exemptions not to disclose the nature of performance obligations and the remaining duration of performance obligations.

Adoption of targeted improvements to ASC 825
On January 1, 2018, the Company adopted the targeted improvements to ASC 825-10 Recognition and Measurement of Financial Assets and Liabilities. The Company has adopted the new guidance using the modified retrospective method, with no changes recognized in the prior year comparatives and a cumulative catch up adjustment recognized in the opening retained deficit. As a result of the adoption of this guidance the Company is required to recognize the movement in the fair value of Marketable Securities in the Consolidated Statement of Operations. The Company has recognized a decrease in the retained deficit of $2.9 million upon adoption, and has recognized a mark to market gain of $0.5 million in the Consolidated Statement of Operations in relation to the movement in the fair value of its Marketable Securities in the six months ended June 30, 2018.

Adoption of targeted improvements to ASC 230
On January 1, 2018, the Company adopted ASU No. 2016-18, Statement of cash flows: Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The Company adopted the amendments of the standard using a retrospective transition method to each period presented. As a result, amounts generally described as restricted cash in prior periods are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.